Income Tax - Deferred Tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$ 328,378	$ 32,084
Unrealized gain	(132,872)
Federal Net Operating loss		3,904
Total deferred tax asset	195,506	35,988
Valuation allowance	(328,378)	(35,988)
Deferred tax asset (liability), net of allowance	$ (132,872)	$ 0